SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Intangible Assets - Additional Information (Details)	12 Months Ended
Dec. 31, 2024 CNY (¥)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Intangible assets with indefinite useful lives	¥ 0
Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives	1 year
Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives	10 years